Stock-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) [Member] - 2016 Stock Option and Grant Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance | shares	0
Number of Options, Granted | shares	10,603,232
Number of Options, Vested | shares	(26,634)
Number of Options, Forfeited | shares	(543,727)
Ending Balance | shares	10,032,871
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 0
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	8.60
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	8.30
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	8.50
Weighted-Average Grant Date Fair Value Per Share, Ending Balances | $ / shares	$ 8.60
Aggregate Intrinsic Value, Balances | $	$ 73,240